================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  June 30, 2012

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2012

SUNAMERICA
Money Market Fund

[LOGO]

        JUNE 30, 2012                                         SEMI-ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS, INC.

SUNAMERICA MONEY MARKET FUND (SMAXX)

                        TABLE OF CONTENTS



            SHAREHOLDERS' LETTER...............................  1
            EXPENSE EXAMPLE....................................  3
            STATEMENT OF ASSETS AND LIABILITIES................  5
            STATEMENT OF OPERATIONS............................  6
            STATEMENT OF CHANGES IN NET ASSETS.................  7
            FINANCIAL HIGHLIGHTS...............................  8
            PORTFOLIO OF INVESTMENTS........................... 10
            NOTES TO FINANCIAL STATEMENTS...................... 12
            APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT
            AGREEMENT.......................................... 19
            RESULTS OF SPECIAL SHAREHOLDER MEETING............. 23

        JUNE 30, 2012                                         SEMI-ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (UNAUDITED)


Dear Shareholders,

We are pleased to present this semi-annual shareholder report for the SunAmerica Money Market Funds, Inc.* for the six months ended June 30, 2012. For the money markets, it was a period dominated by mixed U.S. and international economic data, political uncertainty, Federal Reserve Board (the "Fed") policy and supply/demand conditions within the repurchase agreement and U.S. Treasury securities markets. All of these factors combined to push money market yields lower.

Positive developments out of Europe and improving U.S. economic data helped boost investor sentiment during the first quarter of 2012. The European Central Bank ("ECB") expanded its balance sheet considerably to ease monetary policy, and after protracted negotiations, Eurozone officials finally approved a second rescue package for Greece amounting to 130 billion euros. The ECB also injected another round of liquidity into markets via its Long-Term Refinancing Operation
(LTRO), further reducing interbank funding pressures. In the U.S., the level of jobless claims remained consistent with an improving labor market, and the unemployment rate dropped to 8.3%, near a three-year low. The service and manufacturing sectors also gained momentum, each growing at a faster-than-expected pace. Housing market data remained mixed.

In stark contrast to the opening months of 2012, anxiety over Europe's worsening debt crisis and deteriorating global economic growth led to a broad sell-off in risk assets during the second quarter. The growing potential for a Greek exit from the euro and contagion to other peripheral countries further exacerbated market fears. Even a pro-bailout party win in the Greek elections in mid-June failed to prop up markets as borrowing costs in Spain soared to new highs. It was not until the end of June 2012, when significant progress was made in stabilizing the European crisis that sentiment began to improve. A summit meeting of European Union leaders produced initiatives to which the markets responded positively.

Signs of softening in the U.S. economy added to market tension during the second quarter. In particular, the employment recovery started to lose momentum. Consumer confidence dropped off amid slowing job growth. Service sector activity started to cool as the European crisis intensified. U.S. manufacturing indicators also indicated a decline. On a positive note, data on U.S. housing brightened. However, U.S. Gross Domestic Product (GDP) was reported to have slowed from a 3% annualized rate in the fourth quarter of 2011 to 1.9% in the first quarter of 2012. Together, the economic data boosted market expectations for additional stimulus by the Fed.

What the Fed did do against this backdrop was maintain its accommodative stance throughout the semi-annual period and reiterate that it would keep the Fed Funds Rate exceptionally low until at least late 2014. By March, Fed policymakers had upgraded their assessment of the U.S. economy based on improving employment data and diminishing strains in the global financial markets. Interest rates rose sharply in response to the Fed's statements, as market participants scaled back expectations of a third round of quantitative easing. At the end of the first quarter, however, weak data for manufacturing in Europe and further signs of a slowdown in China led to a pullback in yields on safe-haven government debt. Then in June, the Fed extended through year-end 2012 its Operation Twist program of selling shorter-dated U.S. Treasuries and purchasing longer-term U.S. Treasuries in an effort to lower long-term interest rates. The Fed reduced its economic growth outlook, noting deterioration in the labor market and a slowdown in consumer spending, and signaled its readiness to take further action if warranted.

With the Fed keeping the targeted Federal Funds Rate unchanged at its 0% to 0.25% range and with no near-term indication of this range changing, money market yields remained anchored near zero through the semi-annual period and the taxable money market yield curve was extremely flat, meaning the difference between yields at the short-term end of the money market yield curve and the longer-term end was quite narrow. Indeed, with interest rates remaining near zero and with securities even being offered at negative rates at times, the semi-annual period did not provide many opportunities to add yield.

On the following pages, you will find detailed financial statements and portfolio information for the SunAmerica Money Market Fund for the semi-annual period ended June 30, 2012.

As discussed above, the money market asset class has been a challenging area. As always, we remain diligent in the management of your assets. If you have any questions, or require additional information on this or other SunAmerica Mutual Funds, you may contact your financial advisor or visit us at www.safunds.com. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.



--------
Past performance is no guarantee of future results.

*Effective March 2, 2012, the SunAmerica Municipal Money Market Fund was liquidated.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2012 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder in the SunAmerica Money Market Fund, you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2012 and held until June 30, 2012.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2012" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2012" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2012" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2012" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2012" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)

                                       ACTUAL                                            HYPOTHETICAL
                ---------------------------------------------------- -----------------------------------------------------
                                                                                         ENDING ACCOUNT
                                    ENDING ACCOUNT   EXPENSES PAID                         VALUE USING     EXPENSES PAID
                    BEGINNING        VALUE USING       DURING THE        BEGINNING      A HYPOTHETICAL 5%    DURING THE
                  ACCOUNT VALUE     ACTUAL RETURNS  SIX MONTHS ENDED   ACCOUNT VALUE     ASSUMED RETURN   SIX MONTHS ENDED
                AT JANUARY 1, 2012 AT JUNE 30, 2012  JUNE 30, 2012*  AT JANUARY 1, 2012 AT JUNE 30, 2012   JUNE 30, 2012*
-               ------------------ ---------------- ---------------- ------------------ ----------------- ----------------
Money Market
 Fund#
   Class A.....     $1,000.00         $1,000.05          $1.04           $1,000.00          $1,023.82          $1.06
   Class I.....     $1,000.00         $1,000.05          $1.04           $1,000.00          $1,023.82          $1.06




                   EXPENSE
                 RATIO AS OF
                JUNE 30, 2012*
-               --------------
Money Market
 Fund#
   Class A.....      0.21%
   Class I.....      0.21%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366 days. These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial adviser for more information.
# During the stated period, the investment adviser and distributor either waived/reimbursed a portion of or all of the fees/expenses and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived/reimbursed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2012" and the "Expense Ratios" would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2012 -- (UNAUDITED)

                                                                    MONEY MARKET
                                                                        FUND
                                                                    ------------
ASSETS:
Investments at value* (unaffiliated)............................... $542,551,659
Repurchase agreements (cost approximates value)....................  127,293,000
                                                                    ------------
  Total Investments................................................ $669,844,659
                                                                    ------------
Cash...............................................................          949
Receivable for:
  Fund shares sold.................................................       63,222
  Dividends and interest...........................................      529,489
Prepaid expenses and other assets..................................        7,383
Due from investment adviser for expense reimbursements/fee waivers.      317,186
Due from distributor for fee waivers...............................       80,398
                                                                    ------------
  Total assets.....................................................  670,843,286
                                                                    ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      205,792
  Investments purchased............................................   13,280,000
  Investment advisory and management fees..........................      271,116
  Distribution and service maintenance fees........................       80,398
  Transfer agent fees and expenses.................................      134,606
  Dividends payable................................................       21,119
  Directors' fees and expenses.....................................       31,460
  Other accrued expenses...........................................      180,254
                                                                    ------------
  Total liabilities................................................   14,204,745
                                                                    ------------
   Net Assets...................................................... $656,638,451
                                                                    ============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (10 billion shares authorized)....... $    657,790
Paid-in capital....................................................  657,207,051
                                                                    ------------
                                                                     657,864,841
Accumulated undistributed net investment income (loss).............      (28,364)
Accumulated realized gain (loss) on investment.....................   (1,198,026)
                                                                    ------------
   Net assets...................................................... $656,638,451
                                                                    ============
CLASS A:
Net assets......................................................... $641,987,920
Shares outstanding.................................................  643,136,111
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $       1.00
                                                                    ============
CLASS I:
Net assets......................................................... $ 14,650,531
Shares outstanding.................................................   14,653,820
Net asset value and redemption price per share..................... $       1.00
                                                                    ============

*Amortized cost of investment securities (unaffiliated) ........... $542,551,659
                                                                    ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2012 -- (UNAUDITED)

                                                                                        MONEY MARKET
                                                                                            FUND
                                                                                        ------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................................ $   741,884
                                                                                        -----------
   Total investment income.............................................................     741,884
                                                                                        -----------
EXPENSES:
Investment advisory and management fees................................................   1,648,765
Distribution and service maintenance fees:
  Class A..............................................................................     488,910
Transfer agent fees and expenses:
  Class A..............................................................................     743,089
  Class I..............................................................................      16,180
Registration fees:
  Class A..............................................................................      19,359
  Class I..............................................................................       2,733
Custodian and accounting fees..........................................................      65,615
Reports to shareholders................................................................     100,150
Audit and tax fees.....................................................................      19,625
Legal fees.............................................................................      11,872
Directors' fees and expenses...........................................................      43,477
Other expenses.........................................................................      10,753
                                                                                        -----------
   Total expenses before fee waivers, expense reimbursements and custody credits.......   3,170,528
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..  (2,461,324)
   Custody credits earned on cash balances.............................................        (270)
                                                                                        -----------
   Net expenses........................................................................     708,934
                                                                                        -----------
Net investment income (loss)...........................................................      32,950
                                                                                        -----------
Net realized gain (loss) on investments................................................      12,915
                                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $    45,865
                                                                                        ===========

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                               MONEY MARKET FUND
                                                                                          --------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                            JUNE 30,       ENDED
                                                                                              2012      DECEMBER 31,
                                                                                           (UNAUDITED)      2011
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $     32,950  $     70,884
  Net realized gain (loss) on investments................................................       12,915           166
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations.......................... $     45,865  $     71,050
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................      (32,741)      (69,254)
  Net investment income (Class I)........................................................         (732)       (1,442)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................      (33,473)      (70,696)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 5).  (51,513,949)  (26,506,418)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (51,501,557)  (26,506,064)
                                                                                          ------------  ------------
NET ASSETS:
Beginning of period......................................................................  708,140,008   734,646,072
                                                                                          ------------  ------------
End of period*........................................................................... $656,638,451  $708,140,008
                                                                                          ============  ============
*Includes accumulated undistributed net investment income (loss)......................... $    (28,364) $    (27,841)
                                                                                          ============  ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS

                                          MONEY MARKET FUND
                                          -----------------
                NET                           NET                                      RATIO OF NET
               ASSET              DIVIDENDS  ASSET            NET ASSETS  RATIO OF      INVESTMENT
               VALUE      NET      FROM NET  VALUE              END OF    EXPENSES      INCOME TO
             BEGINNING INVESTMENT INVESTMENT END OF   TOTAL     PERIOD   TO AVERAGE      AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)    INCOME   PERIOD RETURN(2)  (000'S)   NET ASSETS     NET ASSETS
------------ --------- ---------- ---------- ------ --------- ---------- ----------    ------------
                                               CLASS A
                                               -------
12/31/07       $1.00     $0.04      $(0.04)  $1.00    4.32%   $1,182,789    0.90%          4.27%
12/31/08        1.00      0.02       (0.02)   1.00    1.84(4)    995,968    0.94           1.86
12/31/09        1.00      0.00       (0.00)   1.00    0.12(5)    760,577    0.78(3)        0.14(3)
12/31/10        1.00      0.00       (0.00)   1.00    0.01(6)    719,671    0.29(3)        0.01(3)
12/31/11        1.00      0.00       (0.00)   1.00    0.01       692,515    0.17(3)        0.01(3)
06/30/12(7)     1.00      0.00       (0.00)   1.00    0.00       641,988    0.21(3)(8)     0.01(3)(8)
                                               CLASS I
                                               -------
12/31/07       $1.00     $0.04      $(0.04)  $1.00    4.43%   $   18,543    0.80%(3)       4.32%(3)
12/31/08        1.00      0.02       (0.02)   1.00    1.98(4)     16,998    0.80(3)        1.97(3)
12/31/09        1.00      0.00       (0.00)   1.00    0.20(5)     14,648    0.69(3)        0.21(3)
12/31/10        1.00      0.00       (0.00)   1.00    0.01(6)     14,975    0.29(3)        0.01(3)
12/31/11        1.00      0.00       (0.00)   1.00    0.01        15,625    0.18(3)        0.01(3)
06/30/12(7)     1.00      0.00       (0.00)   1.00    0.00        14,651    0.21(3)(8)     0.01(3)(8)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                     12/31/07 12/31/08 12/31/09 12/31/10 12/31/11 06/30/12(7)(8)
                     -------- -------- -------- -------- -------- --------------
Class A.............    -- %      -- %   0.21%    0.64%    0.76%       0.74%
Class I.............   0.04     0.18     0.34     0.51     0.60        0.65

(4) Total return includes the effect of payments by an affiliate. Without these payments, the total return would have been 0.82% for Class A shares and 0.96% for Class I shares.
(5) Total return includes the effect of payments by an affiliate. Without these payments, the total return would have been (0.88)% for Class A shares and would have remained unchanged for Class I shares.
(6) The Fund's performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(7)Unaudited
(8)Annualized

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO PROFILE -- JUNE 30, 2012 -- (UNAUDITED)


                   INDUSTRY ALLOCATION*
                   U.S. Government Agencies..........  38.0%
                   Repurchase Agreement..............  19.4
                   U.S. Government Treasuries........   9.4
                   Foreign Banks.....................   8.2
                   Diversified Financial Services....   6.7
                   Money Center Banks................   5.7
                   Commercial Banks-Canadian.........   4.5
                   Super-Regional Banks-US...........   4.1
                   Commercial Banks..................   2.1
                   Domestic Banks....................   2.1
                   Finance...........................   1.8
                                                      -----
                                                      102.0%
                                                      =====

                   Weighted average days to maturity.  50.1

                      CREDIT QUALITY ALLOCATION @#
                      A-1..........................  99.2%
                      A-2..........................   0.7
                      Not Rated+...................   0.1
                                                    -----
                                                    100.0%
                                                    =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard & Poors.
#  Calculated as a percentage of total debt issues.
+ Represents debt issues that have either no rating or the rating is unavailable from the data source.

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2012 -- (UNAUDITED)


                                                PRINCIPAL     VALUE
                 SECURITY DESCRIPTION            AMOUNT      (NOTE 2)
         SHORT-TERM INVESTMENT SECURITIES -- 82.6%
         CERTIFICATES OF DEPOSIT -- 22.8%
         Citibank NA
          0.37% due 07/09/12.................. $13,240,000 $ 13,240,000
         Citibank NA
          0.42% due 07/30/12..................  12,000,000   12,000,000
         Deutsche Bank AG NY FRS
          0.67% due 03/15/13..................  13,000,000   13,000,000
         Nordea Bank Finland PLC NY FRS
          0.87% due 09/13/12..................  14,750,000   14,762,403
         Rabobank Nederland NV NY FRS
          0.57% due 01/18/13..................  12,850,000   12,850,000
         Royal Bank of Canada NY
          0.45% due 04/02/13..................  11,150,000   11,157,721
         Royal Bank of Canada NY FRS
          0.48% due 07/09/12..................  17,750,000   17,750,072
         Royal Bank of Canada NY
          0.55% due 11/07/12..................     750,000      750,400
         State Street Bank and Trust Co.
          0.20% due 08/28/12..................  14,000,000   14,000,000
         Svenska Handelsbanken NY
          0.26% due 07/02/12..................  13,500,000   13,500,000
         Svenska Handelsbanken NY
          0.26% due 08/17/12..................  12,900,000   12,900,000
         Wells Fargo & Co.
          0.17% due 09/17/12..................  14,050,000   14,050,000
                                                           ------------
         TOTAL CERTIFICATES OF DEPOSIT
           (amortized cost $149,960,596)......              149,960,596
                                                           ------------
         COMMERCIAL PAPER -- 2.1%
         Nordea North America, Inc.
          0.30% due 09/07/12
          (amortized cost $13,992,067)........  14,000,000   13,992,067
                                                           ------------
         U.S. CORPORATE BONDS & NOTES -- 8.5%
         Bank of America NA
          0.24% due 07/11/12..................  13,260,000   13,260,000
         Bank of America NA
          0.45% due 07/24/12..................  13,300,000   13,300,000
         Citigroup Funding, Inc. FRS
          FDIC Guar. Notes
          0.52% due 07/12/12..................   4,530,000    4,530,572
         JPMorgan Chase & Co. FRS
          1.12% due 02/26/13..................  17,370,000   17,448,393
         JPMorgan Chase & Co.
          5.38% due 10/01/12..................   7,000,000    7,085,560
                                                           ------------
         TOTAL U.S. CORPORATE BOND & NOTES
           (amortized cost $55,624,525).......               55,624,525
                                                           ------------
         MEDIUM TERM NOTES -- 1.8%
         General Electric Capital Corp. FRS
          0.60% due 11/01/12..................   1,570,000    1,571,279
         General Electric Capital Corp. FRS
          0.64% due 07/27/12..................   8,100,000    8,101,325
         General Electric Capital Corp.
          FDIC Guar. Notes
          2.00% due 09/28/12..................     980,000      984,311
         General Electric Capital Corp.
          3.50% due 08/13/12..................     900,000      903,295
                                                           ------------
         TOTAL MEDIUM TERM NOTES
           (amortized cost $11,560,210).......               11,560,210
                                                           ------------

                                                PRINCIPAL     VALUE
                 SECURITY DESCRIPTION            AMOUNT      (NOTE 2)
         U.S. GOVERNMENT AGENCIES -- 38.0%
         Agency for International Development
          Panama FRS
          0.56% due 05/15/15.................. $   825,393 $    826,199
         Federal Farm Credit Bank
           0.07% due 08/24/12.................   3,400,000    3,399,643
           0.18% due 06/04/13.................  13,130,000   13,128,784
           0.19% due 01/28/13.................   5,200,000    5,194,209
           0.20% due 07/02/13.................  13,280,000   13,280,000
           0.25% due 08/20/12.................  15,250,000   15,252,963
           0.26% due 08/28/13.................   4,100,000    4,100,962
           0.28% due 07/10/13.................   1,230,000    1,230,888
         Federal Farm Credit Bank FRS
           0.20% due 09/24/12.................   2,980,000    2,980,209
           0.20% due 08/06/13.................  13,130,000   13,128,560
           0.22% due 02/11/13.................  28,000,000   28,000,000
           0.23% due 08/17/12.................   4,000,000    3,999,948
           0.23% due 10/19/12.................  13,000,000   12,999,609
           0.25% due 11/13/12.................  10,000,000   10,001,888
           0.25% due 03/06/13.................   7,790,000    7,791,326
         Federal Home Loan Bank
           0.07% due 08/02/12.................   8,000,000    7,999,502
           0.11% due 08/01/12.................   4,400,000    4,399,583
           0.13% due 07/27/12.................   2,650,000    2,649,751
           0.18% due 02/15/13.................   8,150,000    8,148,317
           0.21% due 04/08/13.................   6,420,000    6,409,477
         Federal Home Loan Bank FRS
           0.18% due 11/01/12.................   5,310,000    5,310,941
           0.21% due 07/13/12.................  12,400,000   12,399,980
           0.22% due 04/09/13.................  11,550,000   11,550,000
         Federal Home Loan Mtg. Corp.
          0.13% due 07/16/12..................   5,790,000    5,789,686
         Federal Home Loan Mtg. Corp. FRS
           0.19% due 02/04/13.................   4,820,000    4,821,746
           0.19% due 05/16/13.................   2,300,000    2,300,000
           0.29% due 10/12/12.................   2,000,000    2,000,226
         Federal National Mtg. Assoc.
           0.13% due 09/27/12.................  14,050,000   14,045,535
           0.27% due 11/23/12.................     750,000      749,794
           0.38% due 12/28/12.................   5,350,000    5,355,335
         Federal National Mtg. Assoc. FRS
           0.24% due 07/26/12.................   2,000,000    2,000,169
           0.43% due 12/20/12.................  18,450,000   18,476,683
                                                           ------------
         TOTAL U.S. GOVERNMENT AGENCIES
           (amortized cost $249,721,913)......              249,721,913
                                                           ------------
         U.S. GOVERNMENT TREASURIES -- 9.4%
         United States Treasury Bills
           0.07% due 07/05/12.................   8,000,000    7,999,938
           0.17% due 03/07/13.................   5,800,000    5,793,180
           0.18% due 04/04/13.................  14,350,000   14,330,047
         United States Treasury Notes
           1.38% due 01/15/13.................  12,850,000   12,932,579
           1.38% due 02/15/13.................  12,970,000   13,065,948
           3.88% due 02/15/13.................   7,400,000    7,570,656
                                                           ------------
         TOTAL U.S. GOVERNMENT TREASURIES
           (amortized cost $61,692,348).......               61,692,348
                                                           ------------
         TOTAL SHORT-TERM INVESTMENT SECURITIES -- 82.6%
           (amortized cost $542,551,659)......              542,551,659
                                                           ------------

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)

                                                PRINCIPAL      VALUE
               SECURITY DESCRIPTION              AMOUNT       (NOTE 2)
       REPURCHASE AGREEMENT -- 19.4%
       UBS Securities LLC
        Joint Repurchase Agreement(1)
        (cost $127,293,000).................. $127,293,000  $127,293,000
                                                            ------------
       TOTAL INVESTMENTS
         (amortized cost $669,844,659)(2)....        102.0%  669,844,659
       LIABILITIES IN EXCESS OF OTHER ASSETS.         (2.0)  (13,206,208)
                                              ------------  ------------
       NET ASSETS............................        100.0% $656,638,451
                                              ============  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)At June 30, 2012, the cost of securities for federal income tax purposes was the same for book purposes.
FDIC--FederalDeposit Insurance Corp.
FRS--FloatingRate Securities
The rates shown on FRS are the current interest rates at June 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2012 (see Note 2):

                                      LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                         QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                      ------------------- ----------------- -------------------- ------------
ASSETS:
  Short-Term Investment Securities:
   Certificates of Deposit...........         $--           $149,960,596            $--          $149,960,596
   Commercial Paper..................          --             13,992,067             --            13,992,067
   U.S. Corporate Bonds & Notes......          --             55,624,525             --            55,624,525
   Medium Term Notes.................          --             11,560,210             --            11,560,210
   U.S. Government Agencies..........          --            249,721,913             --           249,721,913
   U.S. Government Treasuries........          --             61,692,348             --            61,692,348
  Repurchase Agreement...............          --            127,293,000             --           127,293,000
                                              ---           ------------            ---          ------------
TOTAL................................         $--           $669,844,659            $--          $669,844,659
                                              ===           ============            ===          ============

The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)

NOTE 1. ORGANIZATION

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of one series -- SunAmerica Money Market Fund ("the Fund"). On March 2, 2012, the SunAmerica Municipal Money Market Fund was liquidated. The Fund is advised by SunAmerica Asset Management Corp. ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital by investing primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   The Fund currently offers two classes of shares: Class A and Class I. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Fund's Prospectus.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATIONS: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)

   about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

    Level 1--       Unadjusted quoted prices in active markets for identical
                    securities

    Level 2--       Other significant observable inputs (including quoted
                    prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

    Level 3--       Significant unobservable inputs (includes inputs that
                    reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Fund's net assets as of June 30, 2012 are reported on a schedule following the Portfolio of Investments.

   Portfolio securities are valued at amortized cost, which approximates market value, and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Corporation's Board of Directors ("Board") has adopted procedures intended to stabilize the Fund's net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from the Fund's amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing". For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (the "SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)

   repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

   As of June 30, 2012, the Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

                                                      PERCENTAGE  PRINCIPAL
                                                      OWNERSHIP    AMOUNT
                                                      ---------- ------------
   Money Market Fund.................................   50.92%   $127,293,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated June 29, 2012, bearing interest at a rate of 0.12% per annum, with a principal amount of $250,000,000, a repurchase price of $250,002,500, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

                                  INTEREST MATURITY   PRINCIPAL
   TYPE OF COLLATERAL               RATE     DATE      AMOUNT       VALUE
   ------------------             -------- --------- ----------- ------------
   U.S. Treasury Inflation
     Indexed Bonds...............   1.13%  1/15/2021 $31,986,100 $ 38,863,112
   U.S. Treasury Inflation
     Indexed Bonds...............   1.75   1/15/2028  90,000,000  124,875,000
   U.S. Treasury Inflation
     Indexed Bonds...............   2.00   7/15/2014  70,000,000   91,262,500

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collection is not expected; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any capital gains, to its shareholders. Therefore, no federal tax provisions are required. The Fund files U.S. federal and certain state income tax returns. With few

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)

   exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2008.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AND SERVICE AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers the its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates.

   The Fund will pay SunAmerica a monthly management fee at the following annual percentages, based on the average daily net assets of the Fund: 0.50% on the first $600 million; 0.45% on the next $900 million; and 0.40% over $1.5 billion.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual fund operating expenses at 0.80% for Class I, of average net assets. For purposes of the waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the six months ended June 30, 2012, pursuant to the contractual expense limitations, SunAmerica waived fees and/or reimbursed expenses of $4,120 for Class I.

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Fund will be able to avoid a negative yield. For the six months ended June 30, 2012, SunAmerica voluntarily waived fees and/or reimbursed expenses of $1,925,556 and $42,738 for Class A and Class I, respectively.

   The Fund has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of its Class A shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. In adopting the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Plan provides that the Class A shares of the Fund shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Fund by their customers. Accordingly, SACS received fees (see Statement of Operations) based upon the aforementioned rates. In addition, in light of current market conditions, and in order to avoid a negative yield on Class A shares of the Fund, SACS has agreed to waive up to 0.15% of the fees it receives under the Plans. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders. For the period ended June 30, 2012, SACS voluntarily waived fees as follows: Class A $488,910.

   SACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class A shares. SACS has advised the Fund for the period ended June 30, 2012, there were no proceeds received from redemptions.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the period ended June 30, 2012, the Fund incurred the following expenses which are included in the transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                         PAYABLE AT
                                               EXPENSES JUNE 30, 2012
                                               -------- -------------
           Class A............................ $717,068   $117,917
           Class I............................   16,063      2,609

   As of June 30, 2012, 85% of the Fund's total outstanding shares were held through Pershing LLC in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser.

   As of the date of this report, the United States Department of the Treasury ("Department of the Treasury") owned a majority of outstanding shares of common stock of American International Group, Inc. ("AIG"), ultimate parent of SunAmerica, SACS and SAFS. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

NOTE 4. FEDERAL INCOME TAXES

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable, capital contributions and cumulative pension expenses.

                 DISTRIBUTABLE EARNINGS                   TAX DISTRIBUTIONS
  -----------------------------------------------------   ------------------
                   FOR THE YEAR ENDED DECEMBER 31, 2011
  ------------------------------------------------------------------------
            LONG-TERM GAINS/                                        LONG-TERM
  ORDINARY    CAPITAL AND            UNREALIZED           ORDINARY  CAPITAL
  INCOME     OTHER LOSSES    APPRECIATION (DEPRECIATION)  INCOME     GAINS
  --------  ---------------- ---------------------------  --------  ---------
   $ --      $(1,210,777)               $ --              $70,696     $ --

   At December 31, 2011, for Federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains of $1,210,777 expiring in 2016 and $0 unlimited long-term capital losses.+

   Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended December 31, 2011, Fund elected to defer post October long-term capital losses in the amount of $164.


--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Transactions in each class of shares of the Fund, all at $1.00 per share, for the year period ended June 30, 2012 and for the prior year were as follows:

                                            MONEY MARKET FUND
                         ------------------------------------------------------
                            CLASS A        CLASS A       CLASS I      CLASS I
                         -------------  -------------  -----------  ------------
                          FOR THE SIX                  FOR THE SIX
                            MONTHS                       MONTHS
                             ENDED       FOR THE YEAR     ENDED     FOR THE YEAR
                           JUNE 30,         ENDED       JUNE 30,       ENDED
                             2012        DECEMBER 31,     2012      DECEMBER 31,
                          (UNAUDITED)        2011      (UNAUDITED)      2011
                         -------------  -------------  -----------  ------------
Shares sold............. $ 219,014,802  $ 654,745,945  $ 4,129,262  $ 9,890,008
Reinvested dividends....        31,870         66,993          726        1,416
Shares redeemed.........  (269,585,664)  (681,969,401)  (5,104,945)  (9,241,379)
                         -------------  -------------  -----------  -----------
Net increase (decrease). $ (50,538,992) $ (27,156,463) $  (974,957) $   650,045
                         =============  =============  ===========  ===========

NOTE 6. DIRECTORS' RETIREMENT PLAN

   The Directors of the Corporation have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended for the Independent Directors. The Retirement Plan provides generally that an Independent Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Director's fees and expenses line on the Statement of Operations.

               RETIREMENT PLAN  RETIREMENT PLAN  RETIREMENT PLAN
                 LIABILITY         EXPENSE          PAYMENTS
               ---------------  ---------------  ---------------
                            AS OF JUNE 30, 2012
               -----------------------------------------------
                  $20,140            $532            $2,440

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)

NOTE 7. INTERFUND LENDING

   Pursuant to exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2012, the Fund did not participate in the program.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2012 -- (UNAUDITED)

The Board of the Corporation, including the Disinterested Directors of the Corporation, and SunAmerica, approved the continuation of the Advisory Agreement between the Corporation, on behalf of the Fund, and SunAmerica for a one-year period ending June 30, 2013 at an in-person meeting held on May 29, 2012 (the "Meeting"). The Fund is the only current series of the Corporation.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement. These materials included
(a) a summary of the services provided to the Fund by SunAmerica and its affiliates; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Fund and any other mutual funds or other accounts advised or subadvised by SunAmerica with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica, and its affiliates, and a discussion relating to indirect benefits; (d) a report on economies of scale; (e) information about SunAmerica's general compliance policies and procedures; (f) information about SunAmerica's risk management process; (g) information about brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica, and its affiliates, that are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Disinterested Directors, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUNAMERICA.

The Board, including the Disinterested Directors, considered the nature, quality and extent of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Directors of the Fund without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Fund pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices and concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica has been able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2012, SunAmerica managed, advised and/or administered approximately $46.3 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Fund. The Board also considered SunAmerica's risk management process. The Board further observed that SunAmerica has

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)

developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectuses. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Funds.

INVESTMENT PERFORMANCE.

The Board, including the Disinterested Directors, also considered the investment performance of SunAmerica with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Fund's benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Group and Peer Universe.

It was noted that performance information was for the periods ended March 31, 2012. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board considered that the Fund's performance was at the median of its Peer Group and Peer Universe for the one- year period and below the median of its Peer Group and Peer Universe for the three- and five- year periods. The Board also considered that the Fund underperformed its Lipper Index for the one-, three- and five- year periods. The Board further considered that range of returns among the funds in the Peer Group and Peer Universe were narrow. The Board then noted management's discussion of the Fund's performance.

The Board further noted that money market funds, in general, have been operating in a difficult and low-yielding market environment for an extended period of time. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SunAmerica with respect to the Fund in order to avoid a negative yield. The Board concluded that the Fund's performance was satisfactory in light of all factors considered.

CONSIDERATION OF THE MANAGEMENT FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY SUNAMERICA AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

The Board, including the Disinterested Directors, received and reviewed information regarding the fees to be paid by the Fund to SunAmerica pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica or its affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fee for each of the Fund, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for the Fund's Peer Group and/or Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including:
(i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and/or expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to Class I shares of the Fund. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SunAmerica being made by SunAmerica with respect to the Fund in order to avoid a negative yield. The Board further considered the various expense components of the Fund and compared the Fund's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)


The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were below the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

The Board further considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Fund. The Board also considered that the mutual funds identified as similar to the Fund are sold only in the variable annuity market and, accordingly, are in an entirely different Lipper classification, with a peer group consisting of funds underlying variable insurance products. The Board noted the management fee paid by the Fund was reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

PROFITABILITY.

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Fund. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund. In particular, the Board considered the contractual fee waiver and/or expense reimbursements agreed to by SunAmerica, as well as the voluntary fee waivers being made by SunAmerica to avoid a negative yield.

The Board considered the profitability of SunAmerica under the Advisory Agreement, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreement and Administrative and Shareholder Services Agreements. Additionally, the Board considered whether SunAmerica and its affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are DE MINIMIS and do not impact the reasonableness of the management fees.

The Board concluded that SunAmerica had the financial resources necessary to perform its obligations under the Advisory Agreement and to continue to provide the Fund with the high quality services that they had provided in the past. The Board also concluded that the management fee was reasonable in light of the factors discussed above.

ECONOMIES OF SCALE.

The Board, including the Disinterested Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the SunAmerica fund complex, the Fund share common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also took into account that the Fund had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Class I shares of the Fund at certain levels. The Board observed that this expense cap benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Fund's management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT-- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)

OTHER FACTORS.

In consideration of the Advisory Agreement, the Board also received information regarding SunAmerica's brokerage and soft dollar practices. The Board considered that SunAmerica is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits SunAmerica may derive from soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica in return for allocating brokerage; however, the Board noted that the securities in which the Fund invests are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Fund generally does not incur brokerage commissions. Accordingly, the Board observed that SunAmerica typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica may designate the use of broker dealers who have agreed to provide certain statistical, research and other information.

CONCLUSION.

After a full and complete discussion, the Board approved the Advisory Agreement with respect to the Fund for a one-year period ending June 30, 2013. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Directors, was satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Directors were also assisted by the advice of independent counsel in making this determination.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        RESULTS OF SPECIAL SHAREHOLDER MEETING -- JUNE 30, 2012 -- (UNAUDITED)

On February 23, 2012, a Special Meeting of Shareholders was held to consider a proposal to approve a Plan of Liquidation and Dissolution for the SunAmerica Municipal Money Market Fund.

The proposal was approved and the voting results were as follows:

                             FOR     AGAINST  ABSTAIN
                          ---------- -------  -------
                          1,062,817    0        0

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS                  CUSTODIAN                  DISCLOSURE OF QUARTERLY
 DR. JUDITH L. CRAVEN       STATE STREET BANK AND     PORTFOLIO HOLDINGS
 WILLIAM F. DEVIN             TRUST COMPANY           The Fund is required to
 RICHARD W. GRANT           P.O. BOX 5607             file its com-plete
 STEPHEN J. GUTMAN          BOSTON, MA 02110          schedule of portfolio
 PETER A. HARBECK                                     holdings with the U.S.
 WILLIAM J. SHEA           VOTING PROXIES ON FUND     Securities and Exchange
                           PORTFOLIO SECURITIES       Commission for its first
OFFICERS                   A description of the       and third fiscal quarters
 JOHN T. GENOY, PRESIDENT  policies and proce-dures   on Form N-Q. The Fund's
   AND CHIEF EXECUTIVE     that the Fund uses to      Forms N-Q are available
   OFFICER                 determine how to vote      on the U.S. Securities
 DONNA M. HANDEL,          proxies related to         and Exchange Commission's
   TREASURER               securities held in the     website at
 JAMES NICHOLS, VICE       Fund's portfolio, which    http://www.sec.gov. You
   PRESIDENT               is available in the        can also review and
 KATHERINE STONER, CHIEF   Fund's Statement of        obtain copies of the
   COMPLIANCE OFFICER      Additional Information     Forms N-Q at the U.S.
 GREGORY N. BRESSLER,      may be ob-tained without   Securities and Exchange
   CHIEF LEGAL             charge upon request, by    Commission's Public
   OFFICER AND SECRETARY   calling (800) 858-8850.    Refer-ence Room in
 GREGORY R. KINGSTON,      This in-formation is also  Washington, DC
   VICE PRESIDENT AND      available from the EDGAR   (information on the
   ASSISTANT TREASURER     database on the U.S.       operation of the Public
 NORI L. GABERT, VICE      Secu-rities and Exchange   Reference Room may be
   PRESIDENT AND           Commission's website at    ob-tained by calling
   ASSISTANT SECRETARY     http://www.sec.gov.        1-800-SEC-0330).
 JOHN E. MCLEAN,
   ASSISTANT SECRETARY     DELIVERY OF SHAREHOLDER    PROXY VOTING RECORD ON
 KATHLEEN FUENTES,         DOCUMENTS                  FUND PORTFOLIO SECURITIES
   ASSISTANT SECRETARY     The Fund has adopted a     Information regarding how
 DIEDRE L. SHEPHERD,       policy that allows it to   the Fund voted proxies
   ASSISTANT TREASURER     send only one copy of the  relating to securities
 MATTHEW J. HACKETHAL,     Fund's prospectus, proxy   held in the Fund's
   ANTI-MONEY LAUNDERING   material, annual report    portfolio during the most
   COMPLIANCE OFFICER      and semi-annual report     recent twelve month
                           (the "shareholder          period ended June 30 is
INVESTMENT ADVISER         documents") to             available, once filed
 SUNAMERICA ASSET          shareholders with          with the U.S. Securities
   MANAGEMENT CORP.        multiple accounts          and Exchange Commis-sion,
 HARBORSIDE FINANCIAL      residing at the same       without charge, upon
   CENTER                  "household." This          request, by calling
 3200 PLAZA 5              practice is called         (800) 858-8850 or on the
 JERSEY CITY, NJ           householding and reduces   U.S. Securities and
   07311-4992              Fund expenses, which       Exchange Commission's
                           benefits you and other     website at
DISTRIBUTOR                shareholders. Unless the   http://www.sec.gov.
 SUNAMERICA CAPITAL        Fund receives
   SERVICES, INC.          instructions to the        This report is submitted
 HARBORSIDE FINANCIAL      con-trary, you will only   solely for the general
   CENTER                  receive one copy of the    information of
 3200 PLAZA 5              shareholder documents.     shareholders of the Fund.
 JERSEY CITY, NJ           The Fund will continue to  Distribution of this
   07311-4992              household the              report to persons other
                           share-holder documents     than shareholders of the
SHAREHOLDER SERVICING      indefinitely, until we     Fund is authorized only
AGENT                      are instructed otherwise.  in connection with a
 SUNAMERICA FUND           If you do not wish to      currently effective
   SERVICES, INC.          participate in             prospectus, setting forth
 HARBORSIDE FINANCIAL      householding, please       details of the Fund,
   CENTER                  contact Shareholder        which must precede or
 3200 PLAZA 5              Services at (800)          accompany this report.
 JERSEY CITY, NJ           858-8850 ext. 6010 or
   07311-4992              send a written request     The accompanying report
                           with your name, the name   has not been audited by
TRANSFER AGENT             of your fund(s) and your   independent accountants
 STATE STREET BANK AND     account number(s) to       and accordingly no
   TRUST COMPANY           SunAmerica Mutual Funds    opinion has been
 P.O. BOX 219373           c/o BFDS, P.O. Box         expressed thereon.
 KANSAS CITY, MO 64141     219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1
                       GO TO WWW.SAFUNDS.COM
                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

MMSAN - 6/12

[LOGO]

AIG

Sun America
Mutual Funds

Item 2. Code of Ethics.

   Not applicable.

Item 3. Audit Committee Financial Expert.

   Not applicable.

Item 4. Principal Accountant Fees and Services.

   Not applicable.

Item 5. Audit Committee of Listed Registrants.

   Not applicable.

Item 6. Investments.

   Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

   Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

   Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

   Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders.

   There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12.Exhibits.

(a) (1) Not applicable.

   (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

   (3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: September 7, 2012

By:  /s/ Donna M. Handel
     ------------------------------
     Donna M. Handel
     Treasurer

Date: September 7, 2012